Accumulated Other Comprehensive Income (Loss)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss)

12. Accumulated Other Comprehensive Income (Loss)

The following table sets forth the changes in accumulated other comprehensive income (loss) by component (in millions):

	Pension and retiree medical liability	Unrealized gain (loss) on investments	Derivative financial instruments	Income tax benefit (expense)	Total
Balance at December 31, 2012	$(2,322)	$(1)	$15	$(672)	$(2,980)
Other comprehensive income (loss) before reclassifications	—	(1)	(15)	—	(16)
Amounts reclassified from accumulated other comprehensive income (loss)	(33)	—	(1)	—	(34)

Net current-period other comprehensive income (loss)	$(33)	$(1)	$(16)	$—	$(50)

Balance at March 31, 2013	$(2,355)	$(2)	$(1)	$(672)	$(3,030)

Reclassifications out of accumulated other comprehensive income (loss) for the three months ended March 31, 2013 are as follows (in millions):

Details about accumulated other comprehensive income (loss) components	Amount reclassified from accumulated other comprehensive income (loss)	Affected line item in the statement where net income (loss) is presented
Amortization of pension and retiree medical liability
Prior service cost	$(54)[1]
Actuarial loss	21 [1]
Derivative financial instruments
Cash flow hedges	(1)	Aircraft fuel

Total reclassifications for the period	$(34)

[1]

These accumulated other comprehensive income components are included in the computation of net periodic pension and retiree medical costs. See Note 8 to the Condensed Consolidated Financial Statements for additional details.

13. Accumulated Other Comprehensive Income (Loss)

The components of Accumulated other comprehensive income (loss) are as follows (in millions):

	Pension and Retiree Medical Liability	Unrealized Gain/(Loss) on Investments	Derivative Financial Instruments	Income Tax Benefit/ (Expense)	Total
Balance at December 31, 2011	$(3,887)	$(4)	$30	$(103)	$(3,964)
Current year change	(1,910)	3			(1,907)
Amortization of actuarial loss and prior service cost	130	—	—	—	130
Benefit plan modifications	3,345	—	—	—	3,345
Reclassification of derivative financial instruments into earnings	—	—	(3)	—	(3)
Change in fair value of derivative financial instruments	—	—	(12)	—	(12)
Non-cash tax provision	—	—	—	(569)	(569)
Balance at December 31, 2012	$(2,322)	$(1)	$15	$(672)	$(2,980)

As of December 31, 2012, the Company estimates that during the next twelve months it will reclassify from Accumulated other comprehensive income/(loss) into earnings approximately $15 million in net gains (based on prices as of December 31, 2012) related to its fuel derivative hedges.

The Company recognized a $569 million non-cash income tax benefit, offset by a $569 million charge to other comprehensive income, during the fourth quarter of 2012 related to gains in other comprehensive income. See Note 9 to the consolidated financial statements for further information.

Amounts allocated to other comprehensive income for income taxes as further described in Note 9 will remain in Accumulated other comprehensive income until the Company ceases all related activities, such as termination of the pension plan.